RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Nistec [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Related Party Transaction Discount Rate On Purchases	10.00%	10.00%
Percentage of mark up related to actual price of purchase	20.00%	20.00%
Percentage of discount on excess inventory	50.00%	50.00%
Percentage of standard discount	5.00%	5.00%
Percentage of commission	14.25%	14.25%
Total purchases	₪ 300
Reimbursement expense	10,000
Management Fee Expense	₪ 90	$ 28